Note 4 - Inventories - Inventories, Net of Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Apr. 01, 2018	Mar. 31, 2018		Mar. 25, 2017
Raw materials	$ 1,147		$ 2,290		$ 1,775
Work-in-progress	1,749		2,100		2,155
Finished goods	81		561		473
Demonstration inventory	461		536		408
Total	$ 3,438	$ 3,906	$ 5,487	[1]	$ 4,811

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.